LEASE OBLIGATIONS (Details 2)	Dec. 31, 2020 USD ($)
LEASE OBLIGATIONS
2021	$ 105,615
2022	129,392
2023	131,859
2024	120,871
2025	0
Total undiscounted future minimum lease payments	487,737
Less: Imputed interest	(45,602)
Present value of operating lease obligation	$ 442,135